PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Rate of Calculating Depreciation for Property Plant and Equipment [Table Text Block]
	December 31,
	2013	2012
Cost:
Computers and electronic equipment	$32	$19
Office furniture and equipment	23	7
Leasehold improvement	5	-
Clinical and medical equipment	19	14

	79	40
Accumulated depreciation:
Computers and electronic equipment	17	13
Office furniture and equipment	2	1
Leasehold improvement	1	-
Clinical and medical equipment	10	8

	30	22

Depreciated cost	$49	$18